Property and Equipment	9 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 - PROPERTY AND EQUIPMENT

At September 30, 2011 and December 31, 2010, property and equipment consist of the following:

		September 30,	December 31,
		2011	2010
	Useful Life	(Unaudited)
Office equipment and furniture	4-10 Years	$38,017	$35,282
Manufacturing equipment	5 - 10 Years	703,659	207,375
Vehicles	4 - 10 Years	1,175,336	840,002

Construction in progress	-	3,592,611	3,177,752
Buildings and building improvements	8 - 20 Years	8,587,068	5,419,283
		14,096,691	9,679,694
Less: accumulated depreciation		(1,319,161)	(893,033)
		$12,777,530	$8,786,661

For the nine months ended September 30, 2011 and 2010, depreciation expense amounted to $390,478 and $320,976, of which $321,824 and $247,090 is included in cost of sales, respectively.  For the three months ended September 30, 2011 and 2010, depreciation expense amounted to $154,492 and $117,465, of which $128,192 and $94,417 is included in cost of sales, respectively.

The Company entered into a construction agreement to construct a grain storage facility (“Grain Storage Construction”) in 2010. Upon completion of the construction in progress, the assets will be classified to its respective property and equipment category. Future payments under the Grain Storage Construction agreement amounted to $2,602,958. The Company expects to complete the construction in early 2012.

The Company signed an asset transfer agreement to purchase Jiling National Agriculture Technology Demonstration Park (“Demonstration Park”) for RMB 87 million (approximately $13.6 million) in March 2011 and the assets were fully transferred in August 2011. Included in the purchase price, approximately 22.2 million RMB (approximately $3.5 million) was related to the property and equipment and RMB 64.8 million was related to the land use rights (approximately $10.1 million).